Accounting Principles - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cellectis, Inc. [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary	100.00%
Calyxt Inc [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary	64.40%
Non-controlling shareholders interest	35.60%	35.30%
Cellectis Biologics [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary	100.00%